Right of use assets and Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right Of Use Assets And Lease Liabilities
Schedule of movement for assets by right of use

	Land and buildings	Machinery	Fixtures, accessories and other properties, plants and equipment	Total
	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2022
Historic cost	34,402,173	10,411,400	1,568,746	46,382,319
Accumulated depreciation	(11,495,723)	(6,124,672)	(425,941)	(18,046,336)
Book Value	22,906,450	4,286,728	1,142,805	28,335,983
Additions	9,079,630	319,036	2,694,578	12,093,244
Conversion effect historic (cost)	(1,815,774)	(2,671,663)	31,082	(4,456,355)
Depreciation (*)	(6,777,557)	(1,878,504)	(1,033,172)	(9,689,233)
Conversion effect (depreciation)	1,059,617	1,514,005	(5,959)	2,567,663
Others increases (decreases) (1)	4,935,759	1,203,792	585,120	6,724,671
Divestitures (cost)	(977,851)	–	–	(977,851)
Divestitures (depreciation)	267,849	–	–	267,849
Sub-Total	5,771,673	(1,513,334)	2,271,649	6,529,988
Book Value	28,678,123	2,773,394	3,414,454	34,865,971
As of December 31, 2022
Historic cost	44,902,809	8,686,624	5,697,398	59,286,831
Accumulated depreciation	(16,224,686)	(5,913,230)	(2,282,944)	(24,420,860)
Book Value	28,678,123	2,773,394	3,414,454	34,865,971

As of December 31, 2023
Additions	9,761,428	2,049,490	285,144	12,096,062
Additions for business combinations (cost) (2)	–	–	26,726	26,726
Conversion effect historic (cost)	(3,605,945)	(5,279,722)	14,083	(8,871,584)
Depreciation (*)	(7,720,353)	(1,576,613)	(1,684,616)	(10,981,582)
Conversion effect (depreciation)	1,998,626	2,694,334	(7,316)	4,685,644
Others increases (decreases) (1)	1,844,506	1,888,499	296,829	4,029,834
Divestitures (cost)	(144,097)	–	–	(144,097)
Depreciation of disposals of assets for right of use	38,247	–	–	38,247
Sub-Total	2,172,412	(224,012)	(1,069,150)	879,250
Book Value	30,850,535	2,549,382	2,345,304	35,745,221
As of December 31, 2023
Historic cost	51,646,199	8,632,533	6,204,646	66,483,378
Accumulated depreciation	(20,795,664)	(6,083,151)	(3,859,342)	(30,738,157)
Book Value	30,850,535	2,549,382	2,345,304	35,745,221

(1)	It corresponds mainly to the financial effect of the application of IAS 29 “Financial Information in Hyperinflationary Economies.
(2)	See Note 1 - General information, letter C), number (12).

(*) This amount includes ThCh$ 849,277 (ThCh$ 854,477 as of December 31, 2022) for depreciation activated by agricultural assets, associated to the cost of sale of wine.

Schedule of lease liabilities

	As of December 31, 2023		As of December 31, 2022
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Lease liabilities (1)	7,142,360	34,061,739	9,120,616	31,306,552
Total	7,142,360	34,061,739	9,120,616	31,306,552

(1)	See Note 5 - Risk administration.

Schedule of current lease liabilities

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	46,742	58,352	105,094	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	138,201	421,929	560,130	Monthly	3.95
Subtotal							184,943	480,281	665,224
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	CLP	81,801	96,742	178,543	Monthly	2.61
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	Euros	10,764	32,291	43,055	Monthly	1.80
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	UF	1,508,830	3,748,411	5,257,241	Monthly	2.96
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	USD	94,946	284,840	379,786	Monthly	3.17
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	ARS	103,598	181,762	285,360	Monthly	16.33
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	USD	64,814	160,461	225,275	Monthly	33.61
0-E	CCU and subsidiaries	Uruguay	–	Suppliers of PPE	Uruguay	UYU	34,985	72,891	107,876	Monthly	0.84
Subtotal (leases IFRS )							1,899,738	4,577,398	6,477,136
Total							2,084,681	5,057,679	7,142,360

(*) The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization
							ThCh$	ThCh$	ThCh$
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	49,257	64,180	113,437	Monthly
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	318,629	955,887	1,274,516	Monthly
Subtotal							367,886	1,020,067	1,387,953
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	CLP	86,780	111,905	198,685	Monthly
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	Euros	10,767	32,301	43,068	Monthly
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	UF	1,585,174	4,222,379	5,807,553	Monthly
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	USD	31,917	95,753	127,670	Monthly
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	ARS	209,906	481,331	691,237	Monthly
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	USD	83,515	206,356	289,871	Monthly
0-E	CCU and subsidiaries	Uruguay	–	Suppliers of PPE	Uruguay	UYU	41,835	88,294	130,129	Monthly
Subtotal (leases IFRS )							2,049,894	5,238,319	7,288,213
Total							2,417,780	6,258,386	8,676,166

As of December 31, 2022

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	44,036	133,285	177,321	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	128,118	391,120	519,238	Monthly	3.95
Subtotal							172,154	524,405	696,559
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	CLP	174,057	182,644	356,701	Monthly	4.40
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	Euros	28,744	28,744	57,488	Monthly	1.48
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	UF	1,700,536	4,205,015	5,905,551	Monthly	2.17
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	USD	197,018	898,826	1,095,844	Monthly	3.95
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	ARS	40,403	120,954	161,357	Monthly	23.59
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	USD	186,839	551,073	737,912	Monthly	31.26
0-E	CCU and subsidiaries	Uruguay	–	Suppliers of PPE	Uruguay	UYU	27,301	81,903	109,204	Monthly	0.84
Subtotal (leases IFRS )							2,354,898	6,069,159	8,424,057
Total							2,527,052	6,593,564	9,120,616

(*) The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization
							ThCh$	ThCh$	ThCh$
Financial leases obligations
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	47,962	142,954	190,916	Monthly
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	304,093	912,278	1,216,371	Monthly
Subtotal							352,055	1,055,232	1,407,287
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	CLP	166,793	193,421	360,214	Monthly
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	Euros	29,691	29,691	59,382	Monthly
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	UF	1,738,738	4,341,637	6,080,375	Monthly
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	USD	226,897	983,751	1,210,648	Monthly
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	ARS	70,951	212,358	283,309	Monthly
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	USD	222,679	656,715	879,394	Monthly
0-E	CCU and subsidiaries	Uruguay	–	Suppliers of PPE	Uruguay	UYU	32,678	98,035	130,713	Monthly
Subtotal (leases IFRS )							2,488,427	6,515,608	9,004,035
Total							2,840,482	7,570,840	10,411,322

Schedule of non current lease liabilities

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	119,659	–	–	119,659	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	1,224,345	1,224,345	18,420,051	20,868,741	Monthly	3.95
Subtotal							1,344,004	1,224,345	18,420,051	20,988,400
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	UF	6,824,508	2,701,396	943,701	10,469,605	Monthly	2.96
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	USD	449,743	322,646	1,011,076	1,783,465	Monthly	3.17
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	ARS	260,266	89,050	43,906	393,222	Monthly	16.33
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	USD	347,908	2,668	–	350,576	Monthly	33.61
0-E	CCU and subsidiaries	Uruguay	–	Suppliers of PPE	Uruguay	UYU	76,471	–	–	76,471	Monthly	0.84
Subtotal (leases IFRS )							7,958,896	3,115,760	1,998,683	13,073,339
Total							9,302,900	4,340,105	20,418,734	34,061,739

(*) The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization
							ThCh$	ThCh$	ThCh$	ThCh$
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	125,536	–	–	125,536	Monthly
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	2,549,031	2,549,030	24,640,634	29,738,695	Monthly
Subtotal							2,674,567	2,549,030	24,640,634	29,864,231
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	Euros	12,108	–	–	12,108	Monthly
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	UF	8,394,381	2,996,536	1,170,637	12,561,554	Monthly
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	USD	129,859	78,664	446,295	654,818	Monthly
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	ARS	946,597	520,514	260,980	1,728,091	Monthly
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	USD	402,941	5,028	–	407,969	Monthly
0-E	CCU and subsidiaries	Uruguay	–	Suppliers of PPE	Uruguay	UYU	97,377	–	–	97,377	Monthly
Subtotal (leases IFRS )							9,983,263	3,600,742	1,877,912	15,461,917
Total							12,657,830	6,149,772	26,518,546	45,326,148

As of December 31, 2022

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	170,055	52,636	–	222,691	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	1,094,619	1,174,581	18,104,273	20,373,473	Monthly	3.95
Subtotal							1,264,674	1,227,217	18,104,273	20,596,164
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	CLP	30,814	–	–	30,814	Monthly	4.40
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	UF	6,590,796	1,694,284	59,998	8,345,078	Monthly	2.17
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	USD	539,308	203,634	875,659	1,618,601	Monthly	3.95
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	ARS	132,171	–	–	132,171	Monthly	23.59
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	USD	427,261	–	–	427,261	Monthly	31.26
0-E	CCU and subsidiaries	Uruguay	–	Suppliers of PPE	Uruguay	UYU	137,381	19,082	–	156,463	Monthly	0.84
Subtotal (leases IFRS )							7,857,731	1,917,000	935,657	10,710,388
Total							9,122,405	3,144,217	19,039,930	31,306,552

(*) The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Lease liabilities at nominal value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization
							ThCh$	ThCh$	ThCh$	ThCh$
Financial leases obligations
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	183,093	53,801	–	236,894	Monthly
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	2,432,740	2,432,740	24,530,137	29,395,617	Monthly
Subtotal							2,615,833	2,486,541	24,530,137	29,632,511
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	CLP	44,116	–	–	44,116	Monthly
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	UF	6,874,065	1,807,266	68,691	8,750,022	Monthly
0-E	CCU and subsidiaries	Chile	–	Suppliers of PPE	Chile	USD	659,316	307,154	1,366,483	2,332,953	Monthly
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	ARS	201,342	–	–	201,342	Monthly
0-E	CCU and subsidiaries	Argentina	–	Suppliers of PPE	Argentina	USD	516,106	–	–	516,106	Monthly
0-E	CCU and subsidiaries	Uruguay	–	Suppliers of PPE	Uruguay	UYU	168,047	24,299	–	192,346	Monthly
Subtotal (leases IFRS )							8,462,992	2,138,719	1,435,174	12,036,885
Total							11,078,825	4,625,260	25,965,311	41,669,396

Schedule of future payments

	As of December 31, 2023
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	2,417,780	333,099	2,084,681
3 months to 1 year	6,258,386	1,200,707	5,057,679
Over 1 year to 3 years	12,657,830	3,354,930	9,302,900
Over 3 years to 5 years	6,149,772	1,809,667	4,340,105
More than 5 years	26,518,546	6,099,812	20,418,734
Total	54,002,314	12,798,215	41,204,099

	As of December 31, 2022
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	2,840,482	313,430	2,527,052
3 months to 1 year	7,570,840	977,276	6,593,564
Over 1 year to 3 years	11,078,825	1,956,420	9,122,405
Over 3 years to 5 years	4,625,260	1,481,043	3,144,217
More than 5 years	25,965,311	6,925,381	19,039,930
Total	52,080,718	11,653,550	40,427,168

Schedule of reconciliation of liabilities

	As of December 31, 2022	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Additions for business combinations (1)	Increase through new leases	Others	As of December 31, 2023
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities
Current
Bank borrowings	134,737,116	(86,424,860)	(18,541,141)	68,928,016	13,887,323	2,258,552	–	–	(90,350,136)	24,494,870
Bond payable	30,871,086	(26,621,937)	(32,003,201)	–	32,044,502	660,734	–	–	33,699,675	38,650,859
Lease liabilities	9,120,616	(10,704,270)	(1,647,488)	–	1,808,779	(1,289,212)	26,767	3,224,024	6,603,144	7,142,360
Total others financial liabilities current	174,728,818	(123,751,067)	(52,191,830)	68,928,016	47,740,604	1,630,074	26,767	3,224,024	(50,047,317)	70,288,089
Non-current
Bank borrowings	84,839,970	(10,000,000)	–	8,219,455	–	6,775	–	–	91,007,970	174,074,170
Bond payable	1,081,682,928	(36,373,728)	–	–	–	39,228,963	–	–	(33,699,675)	1,050,838,488
Lease liabilities	31,306,552	–	–	–	–	2,824,911	–	8,872,038	(8,941,762)	34,061,739
Total others financial liabilities non-current	1,197,829,450	(46,373,728)	–	8,219,455	–	42,060,649	–	8,872,038	48,366,533	1,258,974,397
Total Others financial liabilities	1,372,558,268	(170,124,795)	(52,191,830)	77,147,471	47,740,604	43,690,723	26,767	12,096,062	(1,680,784)	1,329,262,486

(1)	See Note 1 - General Information letter C), number (12).

	As of December 31, 2021	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Additions for business combinations	Increase through new leases	Others	As of December 31, 2022
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities
Current
Bank borrowings	76,169,204	(73,375,368)	(7,972,184)	46,843,478	14,857,608	28,076	–	–	78,186,302	134,737,116
Bond payable	8,087,630	(5,975,742)	(18,250,558)	–	26,872,771	1,559,386	–	–	18,577,599	30,871,086
Lease liabilities	6,152,361	(9,663,757)	(1,792,084)	–	1,721,895	1,093,203	–	4,796,273	6,812,725	9,120,616
Total others financial liabilities current	90,409,195	(89,014,867)	(28,014,826)	46,843,478	43,452,274	2,680,665	–	4,796,273	103,576,626	174,728,818
Non-current
Bank borrowings	114,492,596	–	–	49,445,891	–	19,585	–	–	(79,118,102)	84,839,970
Bond payable	339,740,414	–	–	686,832,951	–	73,687,162	–	–	(18,577,599)	1,081,682,928
Lease liabilities	29,009,023	–	–	–	–	3,823,816	–	7,296,971	(8,823,258)	31,306,552
Total others financial liabilities non-current	483,242,033	–	–	736,278,842	–	77,530,563	–	7,296,971	(106,518,959)	1,197,829,450
Total Others financial liabilities	573,651,228	(89,014,867)	(28,014,826)	783,122,320	43,452,274	80,211,228	–	12,093,244	(2,942,333)	1,372,558,268

	As of December 31, 2020	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Additions for business combinations	Increase through new leases	Others	As of December 31, 2021
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$			ThCh$	ThCh$
Others financial liabilities
Current
Bank borrowings	37,754,705	(40,651,624)	(5,617,084)	7,274,374	6,543,909	2,102,807	–	–	68,762,117	76,169,204
Bond payable	7,691,023	(5,399,347)	(7,143,086)	–	6,324,080	532,802	–	–	6,082,158	8,087,630
Lease liabilities	4,934,639	(7,630,800)	(892,619)	–	1,511,877	712,833	–	2,651,448	4,864,983	6,152,361
Total others financial liabilities current	50,380,367	(53,681,771)	(13,652,789)	7,274,374	14,379,866	3,348,442	–	2,651,448	79,709,258	90,409,195
Non-current
Bank borrowings	88,151,400	–	–	92,951,539	–	35,046	–	–	(66,645,389)	114,492,596
Bond payable	324,725,456	–	–	–	–	21,146,340	–	–	(6,131,382)	339,740,414
Lease liabilities	27,200,272	–	–	–	–	2,014,722	–	5,117,917	(5,323,888)	29,009,023
Total others financial liabilities non-current	440,077,128	–	–	92,951,539	–	23,196,108	–	5,117,917	(78,100,659)	483,242,033
Total Others financial liabilities	490,457,495	(53,681,771)	(13,652,789)	100,225,913	14,379,866	26,544,550	–	7,769,365	1,608,599	573,651,228